Financial Instruments - Additional Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) day	Dec. 31, 2020 CAD ($) day	Dec. 31, 2021 AUD ($) day	Oct. 29, 2021 CAD ($)	Dec. 31, 2020 USD ($) day
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on cash flow hedges, net of tax	$ 3,600,000	$ (4,100,000)
Maximum amount of credit risk exposure	$ 1,746,900,000	$ 1,649,600,000
Number of internal target days of revenue in trade receivables | day	59	58	59		58
Decrease through write-off, financial assets	$ 1,000,000.0	$ 2,000,000.0
Recoveries	2,200,000	0
Adjustments in net income resulting from 1% changes in interest rate	1,500,000
Adjustments in net income resulting from 0.5% changes in interest rate	$ 2,600,000
PSUs
Disclosure of nature and extent of risks arising from financial instruments [line items]
Adjustments in net income resulting from 10% changes in interest rate	130000000.00%		130000000.00%
Revolving credit facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of revolving credit facility			$ 800.0	$ 800,000,000.0
Unused capacity of the facility	$ 243,700,000	786,500,000
Total return swap on share-based compensation units
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized gain (loss) on interest rate swap	100,000
Gains (losses) on cash flow hedges, net of tax	100,000
Reclassification adjustments on cash flow hedges, before tax	100,000
Reclassification adjustments on cash flow hedges, net of tax	100,000
Gains on change in fair value of derivatives	100,000
Forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains on change in fair value of derivatives	300,000
Derivative notional amount	$ 39,300,000	96,000,000.0	$ 42.8		$ 75.0
Losses on change in fair value of derivatives		500,000
Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate swap agreement, amount	160,000,000.0
Interest rate swap agreement, fixed Interest rate	2.295%		2.295%
Unrealized gain (loss) on interest rate swap	$ 4,600,000	(5,400,000)
Gains (losses) on cash flow hedges, net of tax	$ 3,500,000	$ (4,100,000)
Cash flow hedges | Total return swap on share-based compensation units
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate swap agreement, amount	24,900,000